UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2012

ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING DECEMBER 31, 2012


[LOGO OF USAA]
    USAA(R)

                                     [GRAPHIC OF USAA GLOBAL OPPORTUNITIES FUND]

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       ANNUAL REPORT
       USAA GLOBAL OPPORTUNITIES FUND
       DECEMBER 31, 2012

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PRESIDENT'S MESSAGE

"OVERALL, OUR OUTLOOK IS CAUTIOUS.
DESPITE SOME SIGNS OF IMPROVEMENT,                 [PHOTO OF DANIEL S. McNAMARA]
THE U.S. ECONOMY REMAINS FRAGILE."

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FEBRUARY 2013

The financial markets recorded robust results during the one-year reporting period, with almost every asset class generating a positive return. U.S., international, and emerging markets stocks posted double-digit gains, as did many riskier fixed-income classes, including investment-grade bonds and high-yield bonds.

The results came despite mixed economic data, political uncertainty, and record low interest rates. Investors were optimistic at the beginning of 2012 as the U.S. economy -- including the level of unemployment -- appeared to improve. We were skeptical, mainly because we believed the data were temporarily influenced by the unusually mild winter. Nevertheless, investors seized on the "good" news and stocks and riskier asset classes performed well. They extended their gains as the European Central Bank (ECB) continued its version of quantitative easing, flooding the European banking system with euros.

Though many observers had hoped that U.S. economic activity would accelerate during the spring, the warm winter weather did appear to have pulled demand (and job gains) forward without permanently improving the U.S. economic outlook. Europe was in a recession and economic growth slowed in China. Market sentiment, however, remained upbeat, perhaps in anticipation of additional stimulative action by global central banks.

And indeed, during September, the Federal Reserve (the Fed) announced a third round of quantitative easing (QE3) to help boost U.S. economic growth. In QE3, the Fed made an open-ended commitment to continue buying mortgage-backed securities for as long as it takes to meaningfully drop the unemployment rate. The Fed went even further in December, making another open-ended commitment -- in this case, to buy long-term U.S. Treasury securities every month starting in January 2013.

Across the Atlantic, the ECB announced a new quantitative easing program, extending a number of its liquidity operations to help the financial markets

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deal with the effects of the European sovereign debt crisis. This action also gave European Union (EU) policymakers time to address the problems of the EU's weakest members, many of which are weighed down by a staggering amount of debt. At the time of this writing, a lasting solution remains elusive and major sticking points are left, particularly enforcement mechanisms to keep these economies on track to fiscal balance.

Meanwhile, the U.S. election campaign built to a crescendo. In the end, the voters chose to maintain the status quo -- President Barack Obama was re-elected to a second term, Republicans retained their majority in the House of Representatives, and Democrats stayed in control of the Senate. With the election over, investors shifted their attention to the so-called "fiscal cliff." Unless Congress acted, $600 to $700 billion in tax hikes and spending cuts were scheduled to take effect on January 1, 2013. (At the time of this writing, a temporary solution is in place and I am guardedly optimistic that some kind of long-term agreement will be reached. Whatever happens, I expect various tax increases and reduced spending at the federal level in 2013, which could slow economic growth over the next few calendar quarters.)

Overall, our outlook is cautious. Despite some signs of improvement, the U.S. economy remains fragile. In the long term, I am optimistic. First, the United States is becoming increasingly energy self-reliant, using newly discovered natural gas and oil resources. Second, the housing market is improving and has begun to have a positive impact on the economy as a whole. Third, many companies that reduced their capital expenditures in 2012 because of political and economic uncertainties will eventually start reinvesting in their own growth. In the short term, however, I am troubled about corporate fundamentals. Revenues have been disappointing in recent calendar quarters, and year-over-year earnings growth is near zero.

Going forward, we will continue working hard on your behalf. From everyone at USAA Asset Management Company, thank you for the opportunity to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

Past performance is no guarantee of future results.

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           7

FINANCIAL INFORMATION

   Distributions to Shareholders                                             10

   Report of Independent Registered Public Accounting Firm                   11

   Portfolio of Investments                                                  12

   Notes to Portfolio of Investments                                         38

   Financial Statements                                                      41

   Notes to Financial Statements                                             44

EXPENSE EXAMPLE                                                              61

TRUSTEES' AND OFFICERS' INFORMATION                                          63

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2013, USAA. All rights reserved.

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FUND OBJECTIVE

THE USAA GLOBAL OPPORTUNITIES FUND (THE FUND) IS AN ASSET ALLOCATION FUND WITH AN INVESTMENT OBJECTIVE TO SEEK AN AVERAGE ANNUAL RETURN THAT IS GREATER THAN THE 1-YEAR U.S. TREASURY BOND, BEFORE FEES AND EXPENSES, OVER A FULL MARKET CYCLE WHILE SEEKING TO LIMIT THE FUND'S EXPOSURE TO LARGE NEGATIVE RETURNS.

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TYPES OF INVESTMENTS

The Fund's principal strategy is to combine a portfolio of domestic and foreign equity and debt securities with the use of alternative investment strategies to provide growth with greater downside risk controls. The Fund may invest in multiple asset classes including U.S. stocks, non-U.S. stocks in developed and emerging markets, global real estate securities, and fixed-income securities.*

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

* The Fund is not offered for sale directly to the general public and is available currently for investment through a USAA discretionary managed account program, or other persons or legal entities that the Fund may approve from time to time. An investor will indirectly bear fees and expenses charged by the underlying funds in addition to direct fees and expenses charged by the portfolio as applicable.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

USAA Asset Management Company             Quantitative Management Associates LLC

                                            JACOB POZHARNY, Ph.D.
  JOHN P. TOOHEY, CFA                       JOHN VAN BELLE, Ph.D.
  WASIF A. LATIF
  R. MATTHEW FREUND, CFA                  QS Investors, LLC
  ARNOLD J. ESPE, CFA
  JULIANNE BASS, CFA                        ROBERT WANG
  DAN DENBOW, CFA                           RUSSELL SHTERN, CFA

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o  HOW DID THE USAA GLOBAL OPPORTUNITIES FUND (THE FUND) PERFORM DURING THE
   REPORTING PERIOD?

   The Fund produced a total return of 10.02% in 2012, which compares to returns of 16.13% for the MSCI All-Country World Index and 4.22% for the Barclays U.S. Aggregate Bond Index. The Fund slightly underperformed the 12.24% return of the funds in its Lipper peer group, the Global Flexible Portfolio Funds Index.

   The Fund attempts to provide exposure to the long-term upside of the global stock markets and at the same time attempt to smooth volatility and manage the risk of serious losses.

o  PLEASE REVIEW FINANCIAL MARKET PERFORMANCE FOR THE ANNUAL PERIOD.

   Even though there was no shortage of issues weighing on investor sentiment during 2012, the financial markets were able to climb the "wall of worry" and largely finish with positive returns. The first half

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

   Refer to page 8 for benchmark definitions.

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2  | USAA GLOBAL OPPORTUNITIES FUND
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   of the year was characterized by a high level of uncertainty stemming from concerns that the European debt crisis would lead to a sovereign default or a possible break-up of the euro zone. In late July, however, European Central Bank (ECB) President Mario Draghi announced that the ECB would do whatever was necessary to forestall this worst-case scenario. Later in the year, the U.S. Federal Reserve announced a continuation of its stimulative quantitative easing policy, which further boosted investor sentiment. Together with some signs that global economic growth was picking up, these factors helped the financial markets perform very well in the second half of the year.

   This backdrop proved very favorable for international equities, which benefited from a dramatic reversal of fortune. While the U.S. stock market handily outpaced its international counterparts during 2011, international stocks led the way in 2012. The MSCI EAFE Index -- which tracks the performance of developed-market overseas equities -- returned 17.32%, while the MSCI Emerging Markets Index returned 18.22%. In the U.S. market, small-cap stocks returned 16.35%, as measured by the Russell 2000(R) Index, and outpaced the S&P 500(R) Index.

   In the bond market, the top-performing segments were investment-grade corporate and high-yield bonds, both of which outpaced Treasuries by a comfortable margin. These results reflect the environment of healthy investor risk appetites and the continued demand for higher-yielding assets at a time in which yield is difficult to find.

o  WHAT WERE THE KEY DRIVERS OF THE FUND'S PERFORMANCE?

   Our equity portfolio performed very well during 2012, but the Fund nonetheless finished just below its peer group average due largely to the drag created by our equity hedging strategy. This strategy, which seeks to manage the risk of stock market volatility through the use of options, worked as intended during the second

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

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   quarter by helping to dampen the volatility that occurred during that time.
   However, it detracted over the full year due to the strong performance of the stock market. While our hedging strategy prevented the Fund from outperforming during the past year, we believe it provides a hedge against the possibility of sharp sell-offs in the stock market. In addition, it helps us fulfill our goal of providing investors with a "smoother ride" than a portfolio with full exposure to the stock market.

   On the plus side, our allocations to international and emerging markets equities added quite a bit of value, as both segments outpaced the U.S. market. A portion of the Fund's developed-market international allocation is subadvised by the manager Quantitative Management Associates LLC (QMA), which outperformed during 2012 thanks to its strong stock selection in Europe. During the first half of the year, we elected to augment this core position with several country-specific exchange-traded funds (ETFs) tied to stock markets in Europe, such as Germany, Italy, and Spain. This decision was based on our view that the European markets had become very oversold and offered a compelling value. While stocks in the region indeed recovered significantly in the second half, we continue to hold a favorable view regarding Europe on the belief that valuations are reasonable and corporate earnings have room to rise.

   Our emerging markets allocation also was positive, as the asset class was supported by the robust improvement in investor sentiment during the second half of the year, as well as the emerging markets' stronger growth and healthier government finances relative to the developed world. Our weighting in the asset class is diversified among a broad-based ETF and single-country ETFs that provide exposure to China, Turkey, Brazil, and Indonesia.

   The Fund's largest allocation is to domestic equities, which enabled us to benefit from the strong performance of the U.S. stock market during 2012. Our U.S. equity portfolio is managed by QS Investors, LLC, which outperformed the broader market.

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4  | USAA GLOBAL OPPORTUNITIES FUND

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   The Fund also holds a modest allocation to bonds, which provided a positive return. Generally speaking, the underlying bond portfolio benefited from its tilt toward corporate bonds, which enabled us to take advantage of that sector's strong outperformance. Although we expect muted returns for bonds in the years ahead following such a long period of performance, we are maintaining a position to improve diversification and to achieve a measure of defensiveness in the event of renewed volatility in the global financial markets.

o  HOW WOULD YOU CHARACTERIZE YOUR VIEW ON THE U.S. ECONOMY AND FINANCIAL
   MARKETS?

   The investment picture provides a mixed bag as we move into 2013. One the plus side, the improving housing market and the move toward energy self-sufficiency are potential positives for the domestic economic outlook. However, the increase in payroll taxes that resulted from the fiscal cliff deal will likely pressure consumer spending. This creates a headwind to corporate profits, where record margins are already suggesting that earnings growth will now have to be driven largely by top-line revenue gains rather than declining costs. The United States also faces the need to raise its debt ceiling again -- as it last did in August, 2011 -- which creates the potential for heightened market volatility if lawmakers again postpone a solution until the eleventh hour or later. We believe these factors, taken together, indicate that the U.S. economy will continue to "muddle through" during 2013, with modest risk of a recession but little chance of above-trend growth.

   We believe our approach can add value in this type of uncertain environment. We employ an actively managed strategy that seeks to mitigate risk and capture value across the full range of asset classes. Our team-based approach, with portfolio managers dedicated to each asset class, helps us identify when there is a disconnect between fundamentals and valuations in a certain area of the

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

   market, and to reallocate our portfolios accordingly. We believe this long-term, value-driven methodology is critical at a time in which headlines and investor sentiment are playing such an important role in financial market performance.

   Thank you for your investment in the Fund.

   Alternative investments carry specific investor qualifications which can include high income and net-worth requirements as well as relatively high investment minimums. They are complex investment vehicles, generally carry high costs, substantial risks, and may be highly volatile. There is often limited (or even non-existent) liquidity and a lack of transparency regarding the underlying assets. o Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss. o Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable. o As interest rates rise, existing bond prices fall.

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6  | USAA GLOBAL OPPORTUNITIES FUND

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INVESTMENT OVERVIEW

USAA GLOBAL OPPORTUNITIES FUND(FUND)(Ticker Symbol: UGOFX)


--------------------------------------------------------------------------------
                                          12/31/12                  12/31/11
--------------------------------------------------------------------------------

Net Assets                             $380.9 Million           $441.6 Million
Net Asset Value Per Share                  $9.96                    $9.57

>
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                      AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12
--------------------------------------------------------------------------------

     1 Year                                       Since Inception 7/31/08
     10.02%                                                1.16%


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                         EXPENSE RATIO AS OF 12/31/11*
--------------------------------------------------------------------------------

                                      0.93%


             (Includes acquired fund fees and expenses of 0.14%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2012, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

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                                                        INVESTMENT OVERVIEW |  7

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                   BARCLAYS U.S.            USAA GLOBAL        MSCI ALL-COUNTRY
               AGGREGATE BOND INDEX     OPPORTUNITIES FUND       WORLD INDEX
 7/31/2008          $10,000.00              $10,000.00            $10,000.00
 8/31/2008           10,094.91               10,100.00              9,784.46
 9/30/2008            9,959.32                9,260.00              8,561.59
10/31/2008            9,724.23                8,820.00              6,865.11
11/30/2008           10,040.76                8,450.00              6,414.09
12/31/2008           10,415.37                8,671.84              6,646.55
 1/31/2009           10,323.47                8,097.08              6,078.68
 2/28/2009           10,284.50                7,542.48              5,483.51
 3/31/2009           10,427.47                7,865.16              5,935.18
 4/30/2009           10,477.33                8,389.50              6,635.81
 5/31/2009           10,553.32                8,853.34              7,296.99
 6/30/2009           10,613.35                8,934.01              7,256.08
 7/31/2009           10,784.54                9,407.94              7,894.81
 8/31/2009           10,896.20                9,599.52              8,177.17
 9/30/2009           11,010.66                9,932.28              8,552.32
10/31/2009           11,065.03                9,821.36              8,420.15
11/30/2009           11,208.28               10,133.95              8,766.46
12/31/2009           11,033.08               10,310.56              8,948.00
 1/31/2010           11,201.62               10,020.12              8,561.29
 2/28/2010           11,243.45               10,175.71              8,670.35
 3/31/2010           11,229.63               10,528.38              9,228.14
 4/30/2010           11,346.52               10,600.99              9,243.67
 5/31/2010           11,442.00               10,123.85              8,359.22
 6/30/2010           11,621.43                9,729.68              8,109.54
 7/31/2010           11,745.42               10,082.35              8,769.40
 8/31/2010           11,896.55                9,688.19              8,462.84
 9/30/2010           11,909.23               10,227.57              9,272.44
10/31/2010           11,951.63               10,331.30              9,607.56
11/30/2010           11,882.94               10,227.57              9,393.79
12/31/2010           11,754.80               10,555.03             10,081.68
 1/31/2011           11,768.48               10,607.34             10,239.89
 2/28/2011           11,797.92               10,806.09             10,538.07
 3/31/2011           11,804.44               10,858.40             10,527.55
 4/30/2011           11,954.28               11,067.62             10,958.25
 5/31/2011           12,110.29               11,004.85             10,722.70
 6/30/2011           12,074.83               10,921.16             10,553.74
 7/31/2011           12,266.44               10,858.40             10,381.92
 8/31/2011           12,445.65               10,178.44              9,623.53
 9/30/2011           12,536.18                9,676.32              8,714.95
10/31/2011           12,549.65               10,251.67              9,648.69
11/30/2011           12,538.76               10,324.89              9,359.86
12/31/2011           12,676.57               10,196.48              9,340.95
 1/31/2012           12,787.88               10,569.39              9,884.10
 2/29/2012           12,784.95               10,867.72             10,381.40
 3/31/2012           12,714.90               10,878.37             10,450.43
 4/30/2012           12,855.86               10,771.83             10,330.85
 5/31/2012           12,972.18               10,164.51              9,404.60
 6/30/2012           12,977.27               10,462.84              9,869.09
 7/31/2012           13,156.26               10,526.77             10,004.19
 8/31/2012           13,164.86               10,707.90             10,221.72
 9/30/2012           13,182.98               10,931.65             10,543.66
10/31/2012           13,208.91               10,889.03             10,473.39
11/30/2012           13,229.75               10,974.26             10,607.32
12/31/2012           13,210.92               11,218.62             10,847.58

                                  [END CHART]

                 Data since Fund inception 7/31/08 to 12/31/12.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Global Opportunities Fund to the following benchmarks:

o The Barclays U.S. Aggregate Bond Index is an unmanaged index of the Government/Corporate Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

o The MCSI All-Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

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8  | USAA GLOBAL OPPORTUNITIES FUND

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                            o TOP 10 EQUITY HOLDINGS o
                                  AS OF 12/31/12
                                (% of Net Assets)

iShares MSCI Germany Index Fund* .........................................  9.7%
Vanguard MSCI Emerging Markets ETF* ......................................  7.9%
iShares MSCI Italy Index Fund* ...........................................  6.6%
iShares MSCI EAFE Index Fund* ............................................  6.3%
iShares MSCI EMU Index Fund* .............................................  3.6%
WisdomTree Japan Hedged Equity Fund* .....................................  1.7%
iShares FTSE China 25 Index Fund* ........................................  1.6%
Apple, Inc. ..............................................................  1.3%
iShares MSCI Spain Index Fund* ...........................................  1.3%
iShares MSCI Brazil Index Fund* ..........................................  1.2%

You will find a complete list of securities that the Fund owns on pages 12-37.

                              o ASSET ALLOCATION* o
                                  AS OF 12/31/12
                                (% of Net Assets)

                         [PIE CHART OF ASSET ALLOCATION]

COMMON STOCKS                                                               50.9%
EXCHANGE-TRADED FUNDS                                                       41.7%
CORPORATE OBLIGATIONS                                                        2.8%
COMMERCIAL MORTGAGE SECURITIES                                               2.7%
MONEY MARKET INSTRUMENTS                                                     0.9%
EURODOLLAR AND YANKEE OBLIGATIONS                                            0.3%
PREFERRED SECURITIES                                                         0.3%

                                   [END CHART]

* The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

  Excludes futures and options.

  Percentages are of the net assets of the Fund, and may not equal 100%.

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                                                        INVESTMENT OVERVIEW |  9

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DISTRIBUTIONS TO SHAREHOLDERS

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The following federal tax information related to the Fund's fiscal year ended
December 31, 2012, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2013.

46.82% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

For the fiscal year ended December 31, 2012, the Fund hereby designates 91.54%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $11,479,000 as long-term capital gains for the fiscal year ended December 31, 2012.

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10  | USAA GLOBAL OPPORTUNITIES FUND

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

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THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA GLOBAL OPPORTUNITIES FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Global Opportunities Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of December 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Global Opportunities Fund at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

San Antonio, Texas
February 21, 2013

================================================================================

                   REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |  11

================================================================================

PORTFOLIO OF INVESTMENTS

December 31, 2012

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             EQUITY SECURITIES (92.9%)

             COMMON STOCKS (50.9%)

             CONSUMER DISCRETIONARY (5.6%)
             -----------------------------
             ADVERTISING (0.0%)
      1,300  Hakuhodo Dy Holdings, Inc.(a)                              $     84
                                                                        --------
             APPAREL RETAIL (0.6%)
        900  ABC-MART, Inc.(a)                                                39
     14,000  American Eagle Outfitters, Inc.                                 287
      9,800  Chico's FAS, Inc.                                               181
      7,400  Foot Locker, Inc.(b)                                            238
     20,900  Gap, Inc.                                                       649
      2,699  Industria de Diseno Textil S.A.(a)                              378
      1,400  Ross Stores, Inc.                                                76
        100  Shimamura Co. Ltd.(a)                                            10
     12,400  TJX Companies, Inc.                                             526
                                                                        --------
                                                                           2,384
                                                                        --------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.2%)
        585  Adidas - Salomon AG(a)                                           52
      4,000  Carter's, Inc.*                                                 223
        190  Christian Dior S.A.(a),(b)                                       33
      3,083  Compagnie Financiere Richemont S.A.(a)                          246
      1,000  PVH Corp.                                                       111
                                                                        --------
                                                                             665
                                                                        --------
             AUTO PARTS & EQUIPMENT (0.3%)
        700  Aisin Seiki Co. Ltd.(a)                                          22
      1,093  Continental AG(a)                                               126
      1,700  Denso Corp.(a)                                                   59
      8,700  Lear Corp.                                                      408
      9,900  Toyoda Gosei Co. Ltd.(a)                                        201
      4,700  Visteon Corp.*                                                  253
                                                                        --------
                                                                           1,069
                                                                        --------
             AUTOMOBILE MANUFACTURERS (0.6%)
      6,000  Daihatsu Motor Co., Ltd.(a)                                     119
      7,489  Fiat S.p.A.*(a)                                                  38

================================================================================

12  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
     25,000  Fuji Heavy Industries Ltd.(a)                              $    315
     32,400  General Motors Co.*                                             934
     16,000  Isuzu Motors Ltd.(a)                                             95
     10,000  Mazda Motor Corp.*(a)                                            20
     14,000  Mitsubishi Motors Corp.*(a)                                      15
      3,200  Nissan Motor Co. Ltd.(a)                                         30
      6,600  Suzuki Motor Corp.(a)                                           173
     11,200  Thor Industries, Inc.                                           419
      4,700  Toyota Motor Corp.(a),(b)                                       219
                                                                        --------
                                                                           2,377
                                                                        --------
             AUTOMOTIVE RETAIL (0.0%)
         80  USS Co. Ltd.(a)                                                   8
                                                                        --------
             BROADCASTING (0.1%)
    136,327  ITV plc(a),(b)                                                  234
                                                                        --------
             CABLE & SATELLITE (0.4%)
      2,810  British Sky Broadcasting Group plc(a),(b)                        35
     36,600  Comcast Corp. "A"(b)                                          1,368
          8  Jupiter Telecommunications Co. Ltd.(a)                           10
      2,800  Time Warner Cable, Inc.                                         272
                                                                        --------
                                                                           1,685
                                                                        --------
             CASINOS & GAMING (0.2%)
      3,000  Bally Technologies, Inc.*                                       134
     30,000  Galaxy Entertainment Group Ltd.*(a)                             120
     10,900  International Game Technology                                   154
     24,600  MGM Mirage*                                                     286
      7,000  SJM Holdings Ltd.(a)                                             17
                                                                        --------
                                                                             711
                                                                        --------
             COMPUTER & ELECTRONICS RETAIL (0.1%)
     22,300  GameStop Corp. "A"(b)                                           560
                                                                        --------
             CONSUMER ELECTRONICS (0.0%)
      3,500  Sony Corp.(a)                                                    39
                                                                        --------
             DEPARTMENT STORES (0.2%)
      4,400  Dillard's, Inc. "A"                                             369
      2,000  J. Front Retailing Co. Ltd.(a)                                   11
      9,600  Macy's, Inc.(b)                                                 375
        957  Next plc(a)                                                      59
      1,000  Takashimaya Co. Ltd.(a)                                           7
                                                                        --------
                                                                             821
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             GENERAL MERCHANDISE STORES (0.1%)
        200  Don Quijote Co. Ltd.(a)                                    $      8
      3,500  Target Corp.                                                    207
                                                                        --------
                                                                             215
                                                                        --------
             HOME IMPROVEMENT RETAIL (0.4%)
     18,300  Home Depot, Inc.(b)                                           1,132
     12,100  Lowe's Companies, Inc.                                          430
                                                                        --------
                                                                           1,562
                                                                        --------
             HOMEBUILDING (0.1%)
      8,900  Pulte Group, Inc.*                                              161
      5,000  Sekisui House Ltd.(a)                                            55
                                                                        --------
                                                                             216
                                                                        --------
             HOMEFURNISHING RETAIL (0.1%)
      8,500  Aaron's, Inc.(b)                                                240
                                                                        --------
             HOTELS, RESORTS & CRUISE LINES (0.2%)
     12,600  Marriott International, Inc. "A"                                470
     47,477  TUI Travel plc(a)                                               221
      3,600  Wyndham Worldwide Corp.                                         191
                                                                        --------
                                                                             882
                                                                        --------
             HOUSEHOLD APPLIANCES (0.1%)
      4,500  Whirlpool Corp.                                                 458
                                                                        --------
             HOUSEWARES & SPECIALTIES (0.1%)
      3,700  Tupperware Brands Corp.                                         237
                                                                        --------
             INTERNET RETAIL (0.5%)
      1,700  Amazon.com, Inc.*                                               427
      9,100  Expedia, Inc.                                                   559
      3,300  Liberty Ventures "A"                                            224
        800  Priceline.com, Inc.*                                            497
                                                                        --------
                                                                           1,707
                                                                        --------
             LEISURE FACILITIES (0.0%)
      1,200  Oriental Land Co. Ltd.(a)                                       145
                                                                        --------
             LEISURE PRODUCTS (0.1%)
     13,600  Namco Bandai Holdings, Inc.(a)                                  176
      2,800  Polaris Industries, Inc.                                        236
        300  Shimano, Inc.(a)                                                 19
                                                                        --------
                                                                             431
                                                                        --------
             MOVIES & ENTERTAINMENT (0.5%)
      8,700  Cinemark Holdings, Inc.                                         226
      4,000  Madison Square Garden, Inc. "A"*                                177

================================================================================

14  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
     16,200  News Corp. "A"(b)                                          $    414
      9,666  Time Warner, Inc.(b)                                            462
        400  Toho Co. Ltd.(a)                                                  7
     10,700  Walt Disney Co.(b)                                              533
                                                                        --------
                                                                           1,819
                                                                        --------
             PUBLISHING (0.2%)
      8,600  McGraw-Hill Companies, Inc.                                     470
     19,000  Thomson Reuters Corp.                                           552
                                                                        --------
                                                                           1,022
                                                                        --------
             RESTAURANTS (0.2%)
      5,400  McDonald's Corp.(b)                                             477
      4,500  Starbucks Corp.                                                 241
      3,265  Whitbread plc(a)                                                130
                                                                        --------
                                                                             848
                                                                        --------
             SPECIALIZED CONSUMER SERVICES (0.1%)
     10,900  H&R Block, Inc.                                                 203
                                                                        --------
             SPECIALTY STORES (0.1%)
      6,400  PetSmart, Inc.                                                  437
                                                                        --------
             TIRES & RUBBER (0.1%)
      2,300  Bridgestone Corp.(a)                                             60
      1,523  Compagnie Generale des Etablissements Michelin(a)               144
        600  Sumitomo Rubber Industries Ltd.(a)                                7
                                                                        --------
                                                                             211
                                                                        --------
             Total Consumer Discretionary                                 21,270
                                                                        --------
             CONSUMER STAPLES (5.3%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.2%)
      5,200  Bunge Ltd.                                                      378
    242,000  Golden Agri-Resources Ltd.(a)                                   130
      4,600  Ingredion, Inc.                                                 297
                                                                        --------
                                                                             805
                                                                        --------
             BREWERS (0.2%)
      1,400  Asahi Breweries Ltd.(a)                                          30
        227  Heineken Holding N.V.(a)                                         12
      1,125  Heineken N.V.(a)                                                 75
      4,040  InBev N.V.(a),(b)                                               353
      3,861  SABMiller plc(a)                                                182
                                                                        --------
                                                                             652
                                                                        --------
             DISTILLERS & VINTNERS (0.0%)
      3,571  Diageo plc(a),(b)                                               104
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             DRUG RETAIL (0.3%)
     18,100  CVS Caremark Corp.(b)                                      $    875
     10,200  Walgreen Co.                                                    378
                                                                        --------
                                                                           1,253
                                                                        --------
             FOOD RETAIL (0.5%)
        885  Casino Guichard-Perrachon S.A.(a)                                85
      3,940  Delhaize Group(a)                                               158
     51,896  J Sainsbury plc(a)                                              292
     15,046  Koninklijke Ahold N.V.(a),(b)                                   200
     18,700  Kroger Co.                                                      486
      2,700  Seven & I Holdings Co. Ltd.(a)                                   76
      5,400  Whole Foods Market, Inc.(b)                                     493
      9,794  William Morrison Supermarket plc(a)                              42
        226  Woolworths Ltd.(a)                                                7
                                                                        --------
                                                                           1,839
                                                                        --------
             HOUSEHOLD PRODUCTS (1.0%)
      3,500  Church & Dwight Co., Inc.                                       187
      5,200  Colgate-Palmolive Co.                                           544
      6,300  Kimberly-Clark Corp.                                            532
     35,000  Procter & Gamble Co.(b)                                       2,376
      2,835  Reckitt Benckiser Group plc(a),(b)                              178
                                                                        --------
                                                                           3,817
                                                                        --------
             HYPERMARKETS & SUPER CENTERS (0.7%)
      2,100  Aeon Co. Ltd.(a),(b)                                             24
     10,000  Costco Wholesale Corp.                                          988
     20,400  Wal-Mart Stores, Inc.(b)                                      1,392
      6,140  Wesfarmers Ltd.(a),(b)                                          237
                                                                        --------
                                                                           2,641
                                                                        --------
             PACKAGED FOODS & MEAT (0.8%)
     16,700  ConAgra Foods, Inc.                                             493
      2,200  J.M. Smucker Co.                                                190
      5,066  Kraft Foods Group, Inc.                                         230
     11,460  Nestle S.A.(a),(b)                                              747
        500  Nisshin Seifun Group, Inc.(a)                                     6
      5,100  Smithfield Foods, Inc.*                                         110
      6,896  Suedzucker AG(a)                                                282
     17,744  Tate & Lyle plc(a)                                              220
     20,800  Tyson Foods, Inc. "A"                                           403
      7,338  Unilever N.V.(a),(b)                                            277
                                                                        --------
                                                                           2,958
                                                                        --------

================================================================================

16  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             SOFT DRINKS (0.6%)
     36,900  Coca-Cola Co.(b)                                           $  1,338
     16,900  PepsiCo, Inc.                                                 1,156
                                                                        --------
                                                                           2,494
                                                                        --------
             TOBACCO (1.0%)
     28,800  Altria Group, Inc.(b)                                           905
      3,474  British American Tobacco plc(a),(b)                             176
      5,349  Imperial Tobacco Group plc(a),(b)                               206
     12,200  Japan Tobacco, Inc.(a)                                          344
     25,000  Philip Morris International, Inc.(b)                          2,091
                                                                        --------
                                                                           3,722
                                                                        --------
             Total Consumer Staples                                       20,285
                                                                        --------
             ENERGY (5.2%)
             -------------
             INTEGRATED OIL & GAS (2.8%)
        741  BG Group plc(a),(b)                                              12
     99,898  BP plc(a),(b)                                                   692
     23,200  Chevron Corp.(b)                                              2,509
     20,233  ENI S.p.A.(a),(b)                                               499
     53,200  Exxon Mobil Corp.(b)                                          4,605
      9,200  Murphy Oil Corp.(b)                                             548
      7,400  Occidental Petroleum Corp.(b)                                   567
      2,744  OMV AG(a)                                                       100
      9,026  Royal Dutch Shell plc "A"(a),(b)                                319
      9,520  Royal Dutch Shell plc "B"(a),(b)                                337
      6,689  Statoil ASA(a),(b)                                              168
      8,413  Total S.A.(a),(b)                                               435
                                                                        --------
                                                                          10,791
                                                                        --------
             OIL & GAS DRILLING (0.3%)
      1,700  Diamond Offshore Drilling, Inc.                                 116
      8,400  Helmerich & Payne, Inc.                                         470
      5,843  Seadrill Ltd.(a)                                                215
      1,282  Transocean Ltd.(a)                                               57
      3,500  Unit Corp.*                                                     158
                                                                        --------
                                                                           1,016
                                                                        --------
             OIL & GAS EQUIPMENT & SERVICES (0.2%)
      2,110  AMEC plc(a)                                                      35
      3,753  Petrofac Ltd.(a)                                                102
     10,900  Schlumberger Ltd.                                               755
         55  Technip S.A.(a)                                                   6
                                                                        --------
                                                                             898
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             OIL & GAS EXPLORATION & PRODUCTION (1.0%)
      1,400  Anadarko Petroleum Corp.(b)                                $    104
      1,500  Apache Corp.(b)                                                 118
      4,600  Cimarex Energy Co.                                              265
     25,600  ConocoPhillips(b)                                             1,484
      2,400  Continental Resources, Inc.*                                    176
      5,500  EOG Resources, Inc.(b)                                          664
          8  INPEX Holdings, Inc.(a)                                          43
     20,600  Marathon Oil Corp.                                              632
      6,700  Southwestern Energy Co.*                                        224
     11,900  Ultra Petroleum Corp.*                                          216
                                                                        --------
                                                                           3,926
                                                                        --------
             OIL & GAS REFINING & MARKETING (0.9%)
     18,600  HollyFrontier Corp.                                             866
        100  Idemitsu Kosan Co. Ltd.(a)                                        9
      7,900  JX Holdings, Inc.(a)                                             45
     10,800  Marathon Petroleum Corp.                                        680
     16,100  Phillips 66 Co.                                                 855
     11,400  Tesoro Corp.                                                    502
     11,000  Valero Energy Corp.(b)                                          375
                                                                        --------
                                                                           3,332
                                                                        --------
             Total Energy                                                 19,963
                                                                        --------
             FINANCIALS (9.4%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.7%)
     46,728  Aberdeen Asset Management plc(a)                                277
     15,000  Ares Capital Corp.                                              263
      2,200  BlackRock, Inc.                                                 455
      7,000  Eaton Vance Corp.                                               223
      1,800  Franklin Resources, Inc.                                        226
      7,900  State Street Corp.(b)                                           371
     13,800  T. Rowe Price Group, Inc.                                       899
                                                                        --------
                                                                           2,714
                                                                        --------
             CONSUMER FINANCE (0.5%)
     13,300  American Express Co.                                            765
      9,100  Capital One Financial Corp.(b)                                  527
        600  Credit Saison Co. Ltd.(a)                                        15
     15,900  Discover Financial Services(b)                                  613
                                                                        --------
                                                                           1,920
                                                                        --------
             DIVERSIFIED BANKS (1.6%)
     60,000  Aozora Bank Ltd.(a)                                             184
      5,492  Australia and New Zealand Banking Group Ltd.(a),(b)             144

================================================================================

18  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
     14,584  Banco Santander S.A.(a),(b)                                $    118
    105,422  Barclays plc(a),(b)                                             455
        469  BNP Paribas S.A.(a),(b)                                          26
     13,000  BOC Hong Kong Holdings Ltd.(a)                                   41
      4,838  Commonwealth Bank of Australia(a),(b)                           314
      6,000  DBS Group Holdings Ltd.(a)                                       74
     87,862  HSBC Holdings plc(a),(b)                                        929
     44,400  Mitsubishi UFJ Financial Group, Inc.(a),(b)                     239
    186,700  Mizuho Financial Group, Inc.(a),(b)                             342
      8,055  National Australia Bank Ltd.(a),(b)                             211
     12,000  Oversea-Chinese Banking Corp. Ltd.(a)                            97
     22,095  Skandinaviska Enskilda Banken "A"(a)                            188
        743  Standard Chartered plc(a)                                        19
      8,400  Sumitomo Mitsui Financial Group, Inc.(a),(b)                    305
     12,000  Sumitomo Mitsui Trust Holdings, Inc.(a)                          42
      1,292  Svenska Handelsbanken AB "A"(a)                                  46
     17,118  Swedbank AB "A"(a),(b)                                          337
     16,700  U.S. Bancorp                                                    533
      2,000  United Overseas Bank Ltd.(a)                                     33
     31,100  Wells Fargo & Co.(b)                                          1,063
     15,773  Westpac Banking Corp.(a),(b)                                    431
                                                                        --------
                                                                           6,171
                                                                        --------
             DIVERSIFIED CAPITAL MARKETS (0.1%)
      2,214  Deutsche Bank AG(a),(b)                                          97
      3,632  UBS AG(a)                                                        57
                                                                        --------
                                                                             154
                                                                        --------
             DIVERSIFIED REAL ESTATE ACTIVITIES (0.3%)
      6,300  Alexander & Baldwin, Inc.                                       185
     21,487  Lend Lease Group(a)                                             209
     13,000  Sun Hung Kai Properties Ltd.(a)                                 197
     39,000  Wharf Holdings Ltd.(a)                                          309
                                                                        --------
                                                                             900
                                                                        --------
             INVESTMENT BANKING & BROKERAGE (0.3%)
      5,400  Goldman Sachs Group, Inc.                                       689
     14,100  Morgan Stanley                                                  269
                                                                        --------
                                                                             958
                                                                        --------
             LIFE & HEALTH INSURANCE (0.4%)
     40,773  AEGON N.V.(a)                                                   260
      9,500  AFLAC, Inc.                                                     505
      1,600  AIA Group Ltd.(a)                                                 6
     97,242  Legal & General Group plc(a),(b)                                235

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
      4,900  Prudential Financial, Inc.                                 $    261
     15,875  Standard Life plc(a)                                             85
        739  Swiss Life Holding AG(a)                                         98
                                                                        --------
                                                                           1,450
                                                                        --------
             MULTI-LINE INSURANCE (0.2%)
      1,377  Allianz Holding AG(a)                                           191
     17,342  AXA S.A.(a),(b)                                                 313
      2,034  Sampo OYJ "A"(a)                                                 66
        412  Zurich Financial Services AG(a),(b)                             110
                                                                        --------
                                                                             680
                                                                        --------
             MULTI-SECTOR HOLDINGS (0.1%)
      2,824  Groupe Bruxelles Lambert S.A.(a)                                223
      6,503  Industrivarden AB "C"(a)                                        108
                                                                        --------
                                                                             331
                                                                        --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.3%)
    140,000  Bank of America Corp.(b)                                      1,624
     36,510  Citigroup, Inc.(b)                                            1,444
     41,500  JPMorgan Chase & Co.(b)                                       1,825
      1,560  ORIX Corp.(a)                                                   176
                                                                        --------
                                                                           5,069
                                                                        --------
             PROPERTY & CASUALTY INSURANCE (1.0%)
     11,300  Assured Guaranty Ltd.                                           161
     20,100  Berkshire Hathaway, Inc. "B"*(b)                              1,803
      7,400  Chubb Corp.                                                     558
      8,000  Cincinnati Financial Corp.(b)                                   313
     10,700  Fidelity National Financial, Inc. "A"(b)                        252
     16,299  Insurance Australia Group Ltd.(a)                                80
        768  Markel Corp.*                                                   333
      4,800  Travelers Companies, Inc.                                       345
      4,400  XL Group plc                                                    110
                                                                        --------
                                                                           3,955
                                                                        --------
             REAL ESTATE DEVELOPMENT (0.1%)
     11,000  Cheung Kong Holdings Ltd.(a)                                    170
     48,000  Keppel Land Ltd.(a)                                             160
     47,000  Sino Land Co.(a)                                                 85
                                                                        --------
                                                                             415
                                                                        --------
             REAL ESTATE OPERATING COMPANIES (0.0%)
     10,000  Hysan Development Co., Ltd.(a)                                   48
                                                                        --------
             REGIONAL BANKS (0.7%)
     19,600  Associated Banc Corp.                                           257
      4,000  Bank of Yokohama Ltd.(a)                                         18

================================================================================

20  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
      3,600  BB&T Corp.                                                 $    105
     13,400  East West Bancorp, Inc.                                         288
      8,800  Fifth Third Bancorp                                             134
      3,000  Fukuoka Financial Group, Inc.(a)                                 12
      1,000  Gunma Bank Ltd.(a)                                                5
      2,000  Hiroshima Bank(a)                                                 8
      1,000  Iyo Bank Ltd.(a)                                                  8
      2,000  Joyo Bank Ltd.(a)                                                 9
     58,500  KeyCorp(b)                                                      493
      3,000  Nishi Nippon City Bank Ltd.(a)                                    7
     17,300  Popular, Inc.*                                                  360
     25,600  Resona Holdings, Inc.(a),(b)                                    116
      9,000  SunTrust Banks, Inc.                                            255
      1,000  Yamaguchi Financial Group, Inc.(a)                                9
     21,400  Zions Bancorp                                                   458
                                                                        --------
                                                                           2,542
                                                                        --------
             REINSURANCE (0.3%)
      1,582  Hannover Rueckversicherung AG(a),(b)                            123
      1,546  Muenchener Rueckversicherungs-Gesellschaft AG(a)                278
      1,500  PartnerRe Ltd.                                                  121
      3,500  RenaissanceRe Holdings Ltd.                                     284
      4,997  Swiss Re Ltd.(a)                                                365
                                                                        --------
                                                                           1,171
                                                                        --------
             REITs - DIVERSIFIED (0.0%)
     37,000  BGP Holdings plc, acquired 8/06/2009; cost: $0*(a),(c)            -
     38,922  GPT Group(a)                                                    150
                                                                        --------
                                                                             150
                                                                        --------
             REITs - OFFICE (0.3%)
     24,900  Brandywine Realty Trust                                         304
      7,800  Corporate Office Properties Trust                               195
     31,600  Duke Realty Corp.                                               438
                                                                        --------
                                                                             937
                                                                        --------
             REITs - RESIDENTIAL (0.4%)
        900  AvalonBay Communities, Inc.                                     122
      5,900  Camden Property Trust                                           402
      5,800  Equity Residential Properties Trust                             329
      1,900  Essex Property Trust, Inc.                                      279
      8,800  Post Properties, Inc.                                           439
                                                                        --------
                                                                           1,571
                                                                        --------
             REITs - RETAIL (0.3%)
     15,200  CBL & Associates Properties, Inc.                               323
     25,075  CFS Retail Property Trust(a)                                     50

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
     45,000  Link REIT(a)                                               $    225
      3,600  Simon Property Group, Inc.(b)                                   569
     32,401  Westfield Retail Trust(a)                                       102
                                                                        --------
                                                                           1,269
                                                                        --------
             REITs - SPECIALIZED (0.7%)
      9,500  American Tower Corp.                                            734
     11,300  Extra Space Storage, Inc.                                       411
      8,800  Hospitality Properties Trust                                    206
      2,800  Public Storage                                                  406
     33,900  Weyerhaeuser Co.                                                943
                                                                        --------
                                                                           2,700
                                                                        --------
             SPECIALIZED FINANCE (0.1%)
        220  Mitsubishi UFJ Lease & Finance Co. Ltd.(a)                       10
      8,400  Moody's Corp.                                                   423
                                                                        --------
                                                                             433
                                                                        --------
             Total Financials                                             35,538
                                                                        --------
             HEALTH CARE (6.3%)
             ------------------
             BIOTECHNOLOGY (1.0%)
        503  Actelion Ltd.(a)                                                 24
      3,500  Alexion Pharmaceuticals, Inc.*(b)                               328
     14,300  Amgen, Inc.(b)                                                1,234
      3,500  Biogen Idec, Inc.*                                              513
      5,200  Celgene Corp.*                                                  409
      3,933  CSL Ltd.(a)                                                     222
      6,200  Gilead Sciences, Inc.*                                          456
      2,900  Myriad Genetics, Inc.*                                           79
      5,200  Onyx Pharmaceuticals, Inc.*                                     393
        500  Regeneron Pharmaceuticals, Inc.*                                 86
      4,600  United Therapeutics Corp.*                                      246
                                                                        --------
                                                                           3,990
                                                                        --------
             HEALTH CARE DISTRIBUTORS (0.2%)
      6,200  McKesson Corp.(b)                                               601
        500  Medipal Holdings Corp.(a)                                         6
                                                                        --------
                                                                             607
                                                                        --------
             HEALTH CARE EQUIPMENT (0.7%)
    144,600  Boston Scientific Corp.*                                        828
      5,900  CareFusion Corp.*                                               169
      7,800  Medtronic, Inc.                                                 320
      6,300  ResMed, Inc.                                                    262
      2,300  Teleflex, Inc.                                                  164

================================================================================

22  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
     10,900  Thoratec Corp.*                                            $    409
      5,900  Zimmer Holdings, Inc.                                           393
                                                                        --------
                                                                           2,545
                                                                        --------
             HEALTH CARE SERVICES (0.2%)
      7,800  Catamaran Corp.*                                                368
      7,100  Express Scripts Holdings Co.*                                   383
        122  Fresenius SE & Co.(a)                                            14
        200  Miraca Holdings, Inc.(a)                                          8
                                                                        --------
                                                                             773
                                                                        --------
             HEALTH CARE SUPPLIES (0.0%)
      2,550  Coloplast A/S "B"(a)                                            125
                                                                        --------
             LIFE SCIENCES TOOLS & SERVICES (0.2%)
      1,700  Covance, Inc.*                                                   98
        325  Lonza Group AG(a)                                                18
      4,400  PerkinElmer, Inc.                                               140
      9,000  Thermo Fisher Scientific, Inc.                                  574
                                                                        --------
                                                                             830
                                                                        --------
             MANAGED HEALTH CARE (0.7%)
      6,400  Aetna, Inc.(b)                                                  296
      7,700  CIGNA Corp.                                                     412
     21,000  Health Net, Inc.*                                               510
      9,800  Humana, Inc.                                                    673
     14,000  UnitedHealth Group, Inc.(b)                                     759
                                                                        --------
                                                                           2,650
                                                                        --------
             PHARMACEUTICALS (3.3%)
     21,100  Abbott Laboratories(b)                                        1,382
      4,300  Allergan, Inc.                                                  394
      8,767  AstraZeneca plc(a),(b)                                          415
      4,538  Bayer AG(a),(b)                                                 431
     16,700  Bristol-Myers Squibb Co.(b)                                     544
     16,300  Eli Lilly and Co.(b)                                            804
      9,043  GlaxoSmithKline plc(a),(b)                                      196
     30,200  Johnson & Johnson(b)                                          2,117
     32,000  Merck & Co., Inc.(b)                                          1,310
        800  Mitsubishi Tanabe Pharma Corp.(a)                                10
     14,200  Mylan, Inc.*                                                    390
      6,261  Novartis AG(a),(b)                                              396
        573  Novo Nordisk A/S(a),(b)                                          94
      9,575  Orion Oyj "B"(a)                                                281
      1,300  Otsuka Holdings Co. Ltd.(a)                                      37
     70,400  Pfizer, Inc.(b)                                               1,766
      3,416  Roche Holding AG(a),(b)                                         696

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
      7,079  Sanofi-Aventis S.A.(a),(b)                                 $    671
      4,911  Teva Pharmaceutical Industries Ltd.(a),(b)                      184
        200  Tsumura & Co.(a)                                                  6
     23,000  Warner Chilcott plc "A"                                         277
      3,100  Watson Pharmaceuticals, Inc.*                                   267
                                                                        --------
                                                                          12,668
                                                                        --------
             Total Health Care                                            24,188
                                                                        --------
             INDUSTRIALS (4.8%)
             ------------------
             AEROSPACE & DEFENSE (1.5%)
      6,900  Alliant Techsystems, Inc.                                       428
     10,605  BAE Systems plc(a)                                               58
      9,200  Boeing Co.                                                      693
      8,433  European Aeronautic Defense and Space Co. N.V.(a),(b)           330
     38,600  Exelis, Inc.                                                    435
      2,400  General Dynamics Corp.                                          166
      9,700  Honeywell International, Inc.(b)                                616
     11,200  Huntington Ingalls Industries, Inc.                             485
      6,100  Lockheed Martin Corp.                                           563
     10,500  Northrop Grumman Corp.(b)                                       710
      6,700  Raytheon Co.                                                    386
      5,000  Singapore Technologies Engineering Ltd.(a)                       16
      7,300  Textron, Inc.                                                   181
      3,600  Triumph Group, Inc.                                             235
      6,400  United Technologies Corp.                                       525
        299  Zodiac Aerospace(a)                                              33
                                                                        --------
                                                                           5,860
                                                                        --------
             AIR FREIGHT & LOGISTICS (0.2%)
     11,260  Deutsche Post AG(a)                                             247
      6,800  United Parcel Service, Inc. "B"(b)                              501
                                                                        --------
                                                                             748
                                                                        --------
             AIRLINES (0.1%)
      4,000  All Nippon Airways Co. Ltd.(a)                                    8
        200  Japan Airlines Co. Ltd.*(a)                                       9
      5,750  Ryanair Holdings plc ADR                                        197
                                                                        --------
                                                                             214
                                                                        --------
             BUILDING PRODUCTS (0.0%)
      4,000  Asahi Glass Co. Ltd.(a)                                          29
                                                                        --------
             COMMERCIAL PRINTING (0.0%)
      2,000  Dai Nippon Printing Co. Ltd.(a)                                  16
      2,000  Toppan Printing Co. Ltd.(a)                                      12
                                                                        --------
                                                                              28
                                                                        --------

================================================================================

24  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             CONSTRUCTION & ENGINEERING (0.1%)
      4,535  ACS Actividades de Construccion y Servicios S.A.(a)        $    116
      3,000  Chiyoda Corp.(a)                                                 43
      6,296  Ferrovial S.A.(a)                                                93
      1,000  JGC Corp.(a)                                                     31
      5,000  Taisei Corp.(a)                                                  16
      3,247  Vinci S.A.(a)                                                   155
                                                                        --------
                                                                             454
                                                                        --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
     26,328  Fiat Industrial S.p.A.(a)                                       289
     29,000  Hino Motors(a)                                                  260
        400  Hitachi Construction Machinery Co. Ltd.(a)                        9
      4,000  Kubota Corp.(a)                                                  46
     22,000  Oshkosh Corp.*(b)                                               652
     13,700  Terex Corp.*                                                    385
      3,600  Wabtec Corp.                                                    315
                                                                        --------
                                                                           1,956
                                                                        --------
             DIVERSIFIED SUPPORT SERVICES (0.0%)
      6,972  Babcock International Group plc(a)                              108
                                                                        --------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)
      3,000  Fuji Electric Holdings Co. Ltd.(a)                                8
        678  Prysmian S.p.A.(a)                                               14
        270  Schneider Electric S.A.(a),(b)                                   20
      2,700  Sumitomo Electric Industries Ltd.(a)                             31
                                                                        --------
                                                                              73
                                                                        --------
             ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
      6,700  Waste Connections, Inc.                                         226
                                                                        --------
             HEAVY ELECTRICAL EQUIPMENT (0.0%)
      1,464  ABB Ltd.(a)                                                      30
        485  Alstom S.A.(a)                                                   20
                                                                        --------
                                                                              50
                                                                        --------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
      1,128  Adecco S.A.(a)                                                   60
      7,182  Capita Group plc(a)                                              89
                                                                        --------
                                                                             149
                                                                        --------
             INDUSTRIAL CONGLOMERATES (0.8%)
      2,900  3M Co.                                                          269
     97,700  General Electric Co.(b)                                       2,051
      1,000  Hutchison Whampoa Ltd.(a)                                        10

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
     12,000  Keppel Corp. Ltd.(a)                                       $    109
     10,932  Koninklijke Philips Electronics N.V.(a)                         293
        634  Siemens AG(a),(b)                                                69
      6,752  Smiths Group plc(a)                                             133
                                                                        --------
                                                                           2,934
                                                                        --------
             INDUSTRIAL MACHINERY (0.5%)
     74,800  ITT Corp.                                                     1,755
      5,000  Kawasaki Heavy Industries Ltd.(a)                                14
      2,211  Kone Oyj "B"(a)                                                 164
        400  Makita Corp.(a)                                                  19
        447  Metso Corp.(a)                                                   19
     11,000  Mitsubishi Heavy Industries Ltd.(a)                              53
                                                                        --------
                                                                           2,024
                                                                        --------
             MARINE PORTS & SERVICES (0.0%)
      1,000  Kamigumi Co. Ltd.(a)                                              8
                                                                        --------
             OFFICE SERVICES & SUPPLIES (0.1%)
      9,900  Avery Dennison Corp.                                            346
        423  Societe BIC S.A.(a)                                              50
                                                                        --------
                                                                             396
                                                                        --------
             RAILROADS (0.3%)
      3,000  Central Japan Railway Co.(a)                                    243
      1,800  East Japan Railway Co.(a)                                       116
      4,000  Hankyu Hanshin Holdings, Inc.(a)                                 21
      1,500  MTR Corp. Ltd.(a)                                                 6
      2,000  Odakyu Electric Railway Co. Ltd.(a)                              21
      2,000  Tokyu Corp.(a)                                                   11
      5,900  Union Pacific Corp.(b)                                          742
      2,300  West Japan Railway Co.(a)                                        91
                                                                        --------
                                                                           1,251
                                                                        --------
             RESEARCH & CONSULTING SERVICES (0.1%)
      6,500  Equifax, Inc.(b)                                                352
                                                                        --------
             SECURITY & ALARM SERVICES (0.1%)
      3,650  ADT Corp.                                                       170
        800  Secom Co. Ltd.(a)                                                40
                                                                        --------
                                                                             210
                                                                        --------
             TRADING COMPANIES & DISTRIBUTORS (0.3%)
     12,300  ITOCHU Corp.(a)                                                 130
     36,000  Marubeni Corp.(a),(b)                                           258
      5,000  Mitsui & Co. Ltd.(a),(b)                                         75

================================================================================

26  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
     12,600  MRC Global, Inc.*                                          $    350
        382  Rexel S.A.(a)                                                     8
      4,700  Sojitz Corp.(a)                                                   7
      4,000  Sumitomo Corp.(a),(b)                                            51
     10,100  Toyota Tsusho Corp.(a)                                          249
                                                                        --------
                                                                           1,128
                                                                        --------
             TRUCKING (0.0%)
     45,000  ComfortDelGro Corp. Ltd.(a)                                      66
      2,502  DSV Air & Sea, Inc.(a)                                           65
      3,000  Nippon Express Co.(a)                                            13
                                                                        --------
                                                                             144
                                                                        --------
             Total Industrials                                            18,342
                                                                        --------
             INFORMATION TECHNOLOGY (8.1%)
             -----------------------------
             APPLICATION SOFTWARE (0.4%)
     30,900  Cadence Design Systems, Inc.*                                   418
      2,030  Dassault Systemes S.A. ADR(a)                                   227
      2,656  SAP AG(a),(b)                                                   213
     10,300  Solarwinds, Inc.*                                               540
      6,500  Synopsys, Inc.*                                                 207
                                                                        --------
                                                                           1,605
                                                                        --------
             COMMUNICATIONS EQUIPMENT (0.9%)
     63,300  Brocade Communications Systems, Inc.*                           337
     71,500  Cisco Systems, Inc.(b)                                        1,405
      8,000  Harris Corp.                                                    392
      2,800  Motorola Solutions, Inc.                                        156
     18,500  QUALCOMM, Inc.(b)                                             1,147
                                                                        --------
                                                                           3,437
                                                                        --------
             COMPUTER HARDWARE (1.6%)
      9,200  Apple, Inc.(b)                                                4,904
      6,000  Fujitsu Ltd.(a)                                                  25
     64,400  Hewlett-Packard Co.                                             918
     10,000  NEC Corp.*(a)                                                    21
     15,000  Toshiba Corp.(a)                                                 59
                                                                        --------
                                                                           5,927
                                                                        --------
             COMPUTER STORAGE & PERIPHERALS (0.3%)
     16,800  EMC Corp.*(b)                                                   425
      1,501  Gemalto N.V.(a)                                                 136
      8,800  Lexmark International, Inc. "A"                                 204
     11,100  SanDisk Corp.*                                                  484
                                                                        --------
                                                                           1,249
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             DATA PROCESSING & OUTSOURCED SERVICES (1.1%)
      1,238  Amadeus IT Holding S.A. "A"(a)                             $     31
     31,400  Computer Sciences Corp.                                       1,258
     30,100  CoreLogic, Inc.*                                                810
      6,100  Henry Jack & Associates, Inc.                                   240
      1,000  MasterCard, Inc. "A"(b)                                         491
     10,500  Total System Services, Inc.(b)                                  225
      7,600  Visa, Inc. "A"(b)                                             1,152
                                                                        --------
                                                                           4,207
                                                                        --------
             ELECTRONIC COMPONENTS (0.1%)
     20,300  AVX Corp.                                                       219
        100  Hirose Electric Co. Ltd.(a)                                      12
     18,400  Vishay Intertechnology, Inc.*                                   195
                                                                        --------
                                                                             426
                                                                        --------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
      1,700  FUJIFILM Holdings Corp.(a)                                       34
      3,681  Hexagon AB "B"(a)                                                92
      4,700  Hitachi High-Technologies Corp.(a)                               97
     17,000  Hitachi Ltd.(a),(b)                                             100
        300  Keyence Corp.(a)                                                 83
        700  Yokogawa Electric Corp.(a)                                        8
                                                                        --------
                                                                             414
                                                                        --------
             HOME ENTERTAINMENT SOFTWARE (0.1%)
     22,200  Activision Blizzard, Inc.                                       236
                                                                        --------
             INTERNET SOFTWARE & SERVICES (0.8%)
      8,600  Akamai Technologies, Inc.*                                      352
      7,900  AOL, Inc.                                                       234
        400  Dena Co. Ltd.(a)                                                 13
     12,200  eBay, Inc.*(b)                                                  622
      6,100  Facebook, Inc. "A"*                                             162
      2,100  Google, Inc. "A"*(b)                                          1,490
      5,900  IAC/InterActiveCorp.                                            279
         55  Yahoo Japan Corp.(a)                                             18
                                                                        --------
                                                                           3,170
                                                                        --------
             IT CONSULTING & OTHER SERVICES (0.9%)
      5,000  Accenture plc "A"                                               333
     19,800  Booz Allen Hamilton Holding                                     276
      2,615  Cap Gemini S.A.(a)                                              114
     11,800  International Business Machines Corp.(b)                      2,260
        100  ITOCHU Techno - Solutions Corp.(a)                                4

================================================================================

28  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
        400  Nomura Research, Inc.(a)                                   $      8
      2,500  Otsuka Corp.(a)                                                 189
     18,000  SAIC, Inc.                                                      204
                                                                        --------
                                                                           3,388
                                                                        --------
             OFFICE ELECTRONICS (0.0%)
        900  Brother Industries Ltd.(a)                                       10
        500  Canon, Inc.(a)                                                   20
      2,000  Konica Minolta Holdings, Inc.(a)                                 14
      2,000  Ricoh Co. Ltd.(a)                                                21
                                                                        --------
                                                                              65
                                                                        --------
             SEMICONDUCTORS (0.5%)
     40,700  Intel Corp.(b)                                                  840
        143  Mellanox Technologies Ltd.*(a)                                    9
    103,700  Micron Technology, Inc.*                                        658
      6,900  Silicon Laboratories, Inc.*                                     288
                                                                        --------
                                                                           1,795
                                                                        --------
             SYSTEMS SOFTWARE (1.2%)
     86,500  Microsoft Corp.(b)                                            2,312
     36,900  Oracle Corp.(b)                                               1,229
     23,500  Rovi Corp.*                                                     363
     36,100  Symantec Corp.*                                                 679
                                                                        --------
                                                                           4,583
                                                                        --------
             TECHNOLOGY DISTRIBUTORS (0.1%)
      4,500  Avnet, Inc.*(b)                                                 138
     14,300  Ingram Micro, Inc. "A"*                                         242
                                                                        --------
                                                                             380
                                                                        --------
             Total Information Technology                                 30,882
                                                                        --------
             MATERIALS (2.2%)
             ----------------
             CONSTRUCTION MATERIALS (0.0%)
      1,906  Imerys S.A.(a)                                                  124
                                                                        --------
             DIVERSIFIED CHEMICALS (0.2%)
      4,702  BASF SE(a),(b)                                                  442
        291  Lanxess AG(a)                                                    25
      3,500  PPG Industries, Inc.                                            474
                                                                        --------
                                                                             941
                                                                        --------
             DIVERSIFIED METALS & MINING (0.5%)
      1,548  Anglo American Capital plc(a),(b)                                49
      9,652  BHP Billiton Ltd.(a),(b)                                        377
     12,166  BHP Billiton plc(a),(b)                                         428

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
      7,726  Boliden AB(a)                                              $    147
      1,879  Iluka Resources Ltd.(a)                                          18
     17,996  Kazakhmys plc(a)                                                237
      4,729  OZ Minerals Ltd.(a)                                              34
      1,528  Rio Tinto Ltd.(a),(b)                                           106
      4,843  Rio Tinto plc(a),(b)                                            282
      2,000  Sumitomo Metal Mining Co. Ltd.(a)                                28
     11,844  Xstrata plc(a)                                                  211
                                                                        --------
                                                                           1,917
                                                                        --------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
      2,600  CF Industries Holdings, Inc.(b)                                 528
      7,661  Israel Chemicals Ltd.(a)                                         92
        212  K&S AG(a)                                                        10
      8,300  Monsanto Co.(b)                                                 786
        260  Syngenta AG(a)                                                  105
      4,400  Yara International ASA(a)                                       218
                                                                        --------
                                                                           1,739
                                                                        --------
             GOLD (0.0%)
      2,309  Newcrest Mining Ltd.(a)                                          54
                                                                        --------
             INDUSTRIAL GASES (0.1%)
        769  Air Liquide S.A.(a)                                              96
      1,000  Air Water, Inc.(a)                                               13
        650  Linde AG(a)                                                     113
                                                                        --------
                                                                             222
                                                                        --------
             METAL & GLASS CONTAINERS (0.0%)
      6,000  Owens-Illinois, Inc.*                                           128
                                                                        --------
             PAPER PACKAGING (0.2%)
     15,700  Bemis Co., Inc.                                                 525
      9,300  Packaging Corp. of America                                      358
                                                                        --------
                                                                             883
                                                                        --------
             PAPER PRODUCTS (0.1%)
      3,000  Domtar Corp.                                                    251
                                                                        --------
             SPECIALTY CHEMICALS (0.5%)
      1,000  Daicel Chemical Industries Ltd.(a)                                7
      3,047  Koninklijke DSM N.V.(a)                                         183
      8,300  LyondellBasell Industries N.V. "A"                              474
        600  Nitto Denko Corp.(a)                                             29
      4,300  Sherwin-Williams Co.                                            661
      6,500  Valspar Corp.                                                   406
                                                                        --------
                                                                           1,760
                                                                        --------

================================================================================

30  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             STEEL (0.1%)
     63,706  Fortescue Metals Group Ltd.(a)                             $    316
                                                                        --------
             Total Materials                                               8,335
                                                                        --------
             TELECOMMUNICATION SERVICES (2.1%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.6%)
     69,300  AT&T, Inc.(b)                                                 2,336
     77,133  BT Group plc(a),(b)                                             291
     23,200  CenturyLink, Inc.                                               908
     14,749  Deutsche Telekom AG(a)                                          167
      6,800  Nippon Telegraph & Telephone Corp.(a),(b)                       286
    131,660  Telecom Italia S.p.A.(a)                                        104
        869  Telefonica S.A.(a)                                               12
     37,100  Verizon Communications, Inc.(b)                               1,605
      7,821  Vivendi S.A.(a)                                                 176
                                                                        --------
                                                                           5,885
                                                                        --------
             WIRELESS TELECOMMUNICATION SERVICES (0.5%)
      4,500  KDDI Corp.(a)                                                   318
        225  Millicom International Cellular S.A.(a)                          20
         54  NTT DOCOMO, Inc.(a)                                              77
      3,200  SoftBank Corp.(a),(b)                                           117
    119,400  Sprint Nextel Corp.*                                            677
     22,901  Telephone & Data Systems, Inc.                                  507
     97,359  Vodafone Group plc(a),(b)                                       245
                                                                        --------
                                                                           1,961
                                                                        --------
             Total Telecommunication Services                              7,846
                                                                        --------
             UTILITIES (1.9%)
             ----------------
             ELECTRIC UTILITIES (0.9%)
      5,200  American Electric Power Co., Inc.                               222
      6,000  Cheung Kong Infrastructure Holdings Ltd.(a)                      37
      8,900  Duke Energy Corp.                                               568
     44,335  EDP-Energias de Portugal(a),(b)                                 133
     52,529  Enel S.p.A.(a),(b)                                              219
      6,400  Great Plains Energy, Inc.                                       130
     12,800  Hawaiian Electric Industries, Inc.                              322
     24,058  Iberdrola S.A.(a),(b)                                           134
      2,700  NextEra Energy, Inc.                                            187
     24,600  NV Energy, Inc.                                                 446
      8,900  Pinnacle West Capital Corp.                                     454
      4,000  Power Assets Holdings Ltd.(a)                                    34
      1,499  Red Electrica de Espana(a)                                       74
     10,300  Southern Co.                                                    441

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
     51,542  SP AusNet(a)                                               $     59
                                                                        --------
                                                                           3,460
                                                                        --------
             GAS UTILITIES (0.1%)
      8,872  Enagas S.A.(a)                                                  190
      5,661  Gas Natural SDG S.A.(a)                                         103
                                                                        --------
                                                                             293
                                                                        --------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
     20,700  AES Corp.                                                       221
     12,000  NRG Energy, Inc.                                                276
                                                                        --------
                                                                             497
                                                                        --------
             MULTI-UTILITIES (0.7%)
     23,800  Ameren Corp.(b)                                                 731
      4,900  CMS Energy Corp.                                                119
      5,100  Consolidated Edison, Inc.(b)                                    283
      7,700  DTE Energy Co.(b)                                               462
      9,495  Gaz de France S.A.(a),(b)                                       196
     36,380  National Grid plc(a)                                            417
     10,400  Vectren Corp.                                                   306
                                                                        --------
                                                                           2,514
                                                                        --------
             WATER UTILITIES (0.1%)
     13,100  American Water Works Co., Inc.                                  487
                                                                        --------
             Total Utilities                                               7,251
                                                                        --------
             Total Common Stocks (cost: $168,661)                        193,900
                                                                        --------

             PREFERRED SECURITIES (0.3%)

             CONSUMER DISCRETIONARY (0.1%)
             -----------------------------
             AUTOMOBILE MANUFACTURERS (0.1%)
      1,107  Volkswagen AG(a),(b)                                            252
                                                                        --------
             CONSUMER STAPLES (0.0%)
             -----------------------
             HOUSEHOLD PRODUCTS (0.0%)
        628  Henkel AG & Co. KGaA(a)                                          51
                                                                        --------
             ENERGY (0.2%)
             -------------
             OIL & GAS EXPLORATION & PRODUCTION (0.2%)
      1,000  Chesapeake Energy Corp., 5.75%, perpetual(e)                    896
                                                                        --------
             Total Preferred Securities (cost: $1,127)                     1,199
                                                                        --------

================================================================================

32  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES    SECURITY                                                                             (000)
-------------------------------------------------------------------------------------------------------
             EXCHANGE-TRADED FUNDS (41.7%)

             FOREIGN EXCHANGE-TRADED FUNDS (41.7%)
    150,000  iShares FTSE China 25 Index Fund                                                  $  6,072
     85,000  iShares MSCI Brazil Index Fund                                                       4,765
    423,530  iShares MSCI EAFE Index Fund(b)                                                     24,065
    405,000  iShares MSCI EMU Index Fund(b)                                                      13,551
  1,488,000  iShares MSCI Germany Index Fund(b)                                                  36,783
    100,000  iShares MSCI Indonesia Index Fund                                                    3,026
  1,866,000  iShares MSCI Italy Index Fund                                                       25,098
    160,000  iShares MSCI Spain Index Fund                                                        4,842
     56,000  iShares MSCI Turkey Index Fund                                                       3,740
    675,000  Vanguard MSCI Emerging Markets ETF(b)                                               30,058
    180,000  WisdomTree Japan Hedged Equity Fund                                                  6,638
                                                                                               --------
             Total Foreign Exchange-Traded Funds                                                158,638
                                                                                               --------
             Total Exchange-Traded Funds (cost: $141,245)                                       158,638
                                                                                               --------
             Total Equity Securities (cost: $311,033)                                           353,737
                                                                                               --------

-------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                         COUPON
(000)                                                           RATE         MATURITY
-------------------------------------------------------------------------------------------------------
             BONDS (5.8%)

             CORPORATE OBLIGATIONS (2.8%)

             ENERGY (0.5%)
             -------------
             OIL & GAS EXPLORATION & PRODUCTION (0.5%)
     $2,000  Quicksilver Resources, Inc.                        11.75%       1/01/2016            1,985
                                                                                               --------
             FINANCIALS (1.5%)
             -----------------
             LIFE & HEALTH INSURANCE (0.2%)
      1,000  StanCorp Financial Group, Inc.(b)                   6.90        6/01/2067            1,000
                                                                                               --------
             MULTI-LINE INSURANCE (0.8%)
      2,000  Genworth Financial, Inc.(b)                         6.15       11/15/2066            1,492
        500  Glen Meadow(b),(e)                                  6.51        2/12/2067              464
      1,000  Nationwide Mutual Insurance Co.(b),(e)              5.81       12/15/2024              970
                                                                                               --------
                                                                                                  2,926
                                                                                               --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                         COUPON                             VALUE
(000)        SECURITY                                           RATE         MATURITY             (000)
-------------------------------------------------------------------------------------------------------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
     $1,000  ILFC E-Capital Trust II(b),(e)                      6.25%      12/21/2065         $    860
      1,000  ING Capital Funding Trust III(b)                    3.91(f)             -(g)           954
                                                                                               --------
                                                                                                  1,814
                                                                                               --------
             Total Financials                                                                     5,740
                                                                                               --------
             INDUSTRIALS (0.5%)
             ------------------
             AEROSPACE & DEFENSE (0.2%)
      1,000  Textron Financial Corp.(b),(e)                      6.00        2/15/2067              880
                                                                                               --------
             AIRLINES (0.3%)
        962  US Airways Group, Inc. Pass-Through Trust (INS)     7.08        3/20/2021            1,000
                                                                                               --------
             Total Industrials                                                                    1,880
                                                                                               --------
             UTILITIES (0.3%)
             ----------------
             ELECTRIC UTILITIES (0.3%)
      1,906  Texas Competitive Electric Holdings Co., LLC(h)     4.75       10/10/2017            1,275
                                                                                               --------
             Total Corporate Obligations (cost: $8,643)                                          10,880
                                                                                               --------

             EURODOLLAR AND YANKEE OBLIGATIONS (0.3%)

             FINANCIALS (0.3%)
             -----------------
             DIVERSIFIED BANKS (0.2%)
      1,000  BayernLB Capital Trust l                            6.20        3/29/2049              515
        200  LBG Capital No.1 plc                                8.00                -(g)           209
                                                                                               --------
                                                                                                    724
                                                                                               --------
             MULTI-LINE INSURANCE (0.1%)
        600  Oil Insurance Ltd.(b),(e)                           3.29(f)             -(g)           534
                                                                                               --------
             Total Financials                                                                     1,258
                                                                                               --------
             Total Eurodollar and Yankee Obligations (cost: $935)                                 1,258
                                                                                               --------

             COMMERCIAL MORTGAGE SECURITIES (2.7%)

             FINANCIALS (2.7%)
             -----------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (2.7%)
      1,000  Banc of America Commercial Mortgage, Inc.           5.77        5/10/2045            1,024
      1,000  Bear Stearns Commercial Mortgage Securities, Inc.   4.99        9/11/2042            1,015
      1,000  Citigroup Commercial Mortgage Trust                 5.73        3/15/2049            1,001
      1,000  Commercial Mortgage Pass-Through Certificates       5.21        6/10/2044            1,052
      1,000  GE Capital Commercial Mortgage Corp.                5.33        3/10/2044              953
      1,000  J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  5.04       10/15/2042              944
      1,000  J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  5.48        5/15/2045            1,045

================================================================================

34  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                         COUPON                             VALUE
(000)        SECURITY                                           RATE         MATURITY             (000)
-------------------------------------------------------------------------------------------------------
    $1,000   Merrill Lynch Mortgage Trust                        5.14%       7/12/2038         $  1,036
     1,000   Merrill Lynch Mortgage Trust                        5.67        5/12/2039              967
       131   Wachovia Bank Commercial Mortgage Trust(e)          4.94       11/15/2034              131
     1,000   Wachovia Bank Commercial Mortgage Trust             5.36       12/15/2044              958
                                                                                               --------
                                                                                                 10,126
                                                                                               --------
             Total Financials                                                                    10,126
                                                                                               --------
             Total Commercial Mortgage Securities (cost: $8,970)                                 10,126
                                                                                               --------
             Total Bonds (cost: $18,548)                                                         22,264
                                                                                               --------

-------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
-------------------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (0.9%)

             MONEY MARKET FUNDS (0.9%)
 3,231,261   State Street Institutional Liquid Reserve Fund, 0.17%(d),(i)
               (cost: $3,231)                                                                     3,231
                                                                                               --------

             TOTAL INVESTMENTS (COST: $332,812)                                                $379,232
                                                                                               ========

-------------------------------------------------------------------------------------------------------
NUMBER
OF CONTRACTS
-------------------------------------------------------------------------------------------------------
             PURCHASED OPTIONS (0.4%)
     8,000   Put - iShares MSCI EAFE Index expiring January 19, 2013 at 53                           96
    18,000   Put - iShares MSCI EAFE Index expiring January 19, 2013 at 54                          324
     4,500   Put - iShares MSCI Emerging Markets Index expiring January 19, 2013 at 41               41
     6,200   Put - iShares MSCI Emerging Markets Index expiring January 19, 2013 at 42               93
       620   Put - S&P 500 Index expiring January 19, 2013 at 1390                                  558
        30   Put - S&P 500 Index expiring January 19, 2013 at 1410                                   41
       455   Put - S&P 500 Index expiring January 19, 2013 at 1370                                  277
                                                                                                -------

             TOTAL PURCHASED OPTIONS (COST: $3,769)                                             $ 1,430
                                                                                                =======
             WRITTEN OPTIONS (0.0%)
      (100)  Call - S&P 500 Index expiring January 19, 2013 at 1460                                 (58)
      (100)  Put - S&P 500 Index expiring January 19, 2013 at 1320                                  (27)
                                                                                                -------

             TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $87)                                     $   (85)
                                                                                                =======

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

-----------------------------------------------------------------------------------------------------
                                                                                          UNREALIZED
NUMBER                                                              CONTRACT            APPRECIATION/
OF CONTRACTS                                    EXPIRATION           VALUE             (DEPRECIATION)
LONG/(SHORT)  SECURITY                             DATE              (000)                      (000)
-----------------------------------------------------------------------------------------------------
              FUTURES (0.6%)
        32    S&P 500 E-Mini Index Futures(j)   3/15/2013            $2,272                      $(14)
                                                                     ------                      ----

              TOTAL FUTURES                                          $2,272                      $(14)
                                                                     ======                      ====

---------------------------------------------------------------------------------------------------------
($ IN 000s)                                           VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------------
                                            (LEVEL 1)            (LEVEL 2)         (LEVEL 3)
                                        QUOTED PRICES    OTHER SIGNIFICANT       SIGNIFICANT
                                    IN ACTIVE MARKETS           OBSERVABLE      UNOBSERVABLE
ASSETS                           FOR IDENTICAL ASSETS               INPUTS            INPUTS        TOTAL
---------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                              $155,799              $38,101                $-     $193,900
  Preferred Securities                              -                1,199                 -        1,199
  Exchange-Traded Funds                       158,638                    -                 -      158,638
Bonds:
  Corporate Obligations                             -               10,880                 -       10,880
  Eurodollar and Yankee Obligations                 -                1,258                 -        1,258
  Commercial Mortgage Securities                    -               10,126                 -       10,126
Money Market Instruments:
  Money Market Funds                            3,231                    -                 -        3,231
Purchased Options                               1,430                    -                 -        1,430
Futures*                                          (14)                   -                 -          (14)
---------------------------------------------------------------------------------------------------------
Total                                        $319,084              $61,564                $-     $380,648
---------------------------------------------------------------------------------------------------------

*Futures are valued at the unrealized appreciation/depreciation on the investment.

                                            (LEVEL 1)            (LEVEL 2)         (LEVEL 3)
                                        QUOTED PRICES    OTHER SIGNIFICANT       SIGNIFICANT
                                    IN ACTIVE MARKETS           OBSERVABLE      UNOBSERVABLE
LIABILITIES                 FOR IDENTICAL LIABILITIES               INPUTS            INPUTS        TOTAL
---------------------------------------------------------------------------------------------------------
Written Options                                  $(85)                  $-                $-         $(85)
---------------------------------------------------------------------------------------------------------
Total                                            $(85)                  $-                $-         $(85)
---------------------------------------------------------------------------------------------------------

================================================================================

36  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

--------------------------------------------------------------------------------
                                                      COMMON           PREFERRED
                                                       STOCK          SECURITIES
--------------------------------------------------------------------------------
Balance as of December 31, 2011                           $1                  $1
Purchases                                                  -                   -
Sales                                                      -                   -
Transfers into Level 3                                     -                   -
Transfers out of Level 3                                  (1)                 (1)
Net realized gain (loss)                                   -                   -
Change in net unrealized appreciation/depreciation         -                   -
--------------------------------------------------------------------------------
Balance as of December 31, 2012                           $-                  $-
--------------------------------------------------------------------------------

For the period of January 1, 2012, through December 31, 2012, equity securities with a fair value of $22,159,000 were transferred from Level 1 to Level 2. Common and preferred stocks with a fair value of $2,000 were transferred from Level 3 to Level 1 as trading resumed after a division spin-off was completed. Due to an assessment of events at the end of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2012

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 49.1% of net assets at December 31, 2012.

   The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o  CATEGORIES AND DEFINITIONS

   ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a

================================================================================

38  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

   result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

   EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

o  PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

   ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

   REIT   Real estate investment trust

   CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

   (INS) Principal and interest payments are insured by MBIA Insurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

o  SPECIFIC NOTES

   (a) Security was fair valued at December 31, 2012, by USAA Asset Management Company (the Manager) in accordance with valuation procedures approved by the Board of Trustees.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  39

================================================================================

   (b) The security, or a portion thereof, is segregated to cover the notional value of outstanding written call options at December 31, 2012.

   (c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at December 31, 2012, was zero.

   (d) The security, or a portion thereof, is segregated to cover the value of open futures contracts at December 31, 2012.

   (e) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

   (f) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at December 31, 2012.

   (g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

   (h) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at December 31, 2012. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

   (i) Rate represents the money market fund annualized seven-day yield at December 31, 2012.

   (j) Cash with a value of $266,000 is segregated as collateral for initial margin requirements on open futures contracts.

    *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

40  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

December 31, 2012

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $332,812)        $379,232
   Purchased options, at market value (cost of $3,769)                     1,430
   Cash                                                                      296
   Cash denominated in foreign currencies (identified cost of $18)            18
   Receivables:
      Capital shares sold                                                    144
      Dividends and interest                                                 524
      Securities sold                                                      4,372
      Options sold                                                            63
                                                                        --------
         Total assets                                                    386,079
                                                                        --------
LIABILITIES
   Payables:
      Securities purchased                                                 4,284
      Options purchased                                                       54
      Capital shares redeemed                                                462
   Written options, at market value (premiums received of $87)                85
   Variation margin on futures contracts                                      15
   Accrued management fees                                                   193
   Accrued transfer agent's fees                                              16
   Other accrued expenses and payables                                        82
                                                                        --------
         Total liabilities                                                 5,191
                                                                        --------
            Net assets applicable to capital shares outstanding         $380,888
                                                                        ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                      $364,903
   Accumulated undistributed net investment income                           298
   Accumulated net realized loss on investments, options, and
      futures transactions                                               (28,383)
   Net unrealized appreciation of investments, options, and
      futures contracts                                                   44,069
   Net unrealized appreciation of foreign currency translations                1
                                                                        --------
            Net assets applicable to capital shares outstanding         $380,888
                                                                        ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                            38,231
                                                                        ========
   Net asset value, redemption price, and offering price per share      $   9.96
                                                                        ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  41

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended December 31, 2012

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $85)                     $  9,299
   Interest                                                                1,703
                                                                        --------
         Total income                                                     11,002
                                                                        --------
EXPENSES
   Management fees                                                         2,485
   Administration and servicing fees                                         207
   Transfer agent's fees                                                     207
   Custody and accounting fees                                               274
   Postage                                                                     4
   Shareholder reporting fees                                                 20
   Trustees' fees                                                             11
   Registration fees                                                           1
   Professional fees                                                          99
   Other                                                                       9
                                                                        --------
         Total expenses                                                    3,317
                                                                        --------
NET INVESTMENT INCOME                                                      7,685
                                                                        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FOREIGN CURRENCY, OPTIONS, AND FUTURES CONTRACTS
   Net realized gain (loss) on:
      Investments                                                         10,978
      Foreign currency transactions                                           (8)
      Options                                                            (39,749)
      Futures transactions                                                   498
   Change in net unrealized appreciation/depreciation of:
      Investments                                                         55,834
      Foreign currency translations                                           (2)
      Options                                                              3,987
      Futures contracts                                                      (62)
                                                                        --------
         Net realized and unrealized gain                                 31,476
                                                                        --------
   Increase in net assets resulting from operations                     $ 39,161
                                                                        ========

See accompanying notes to financial statements.

================================================================================

42  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended December 31,

-----------------------------------------------------------------------------------------------
                                                                         2012              2011
-----------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                            $   7,685         $   7,649
   Net realized gain on investments                                    10,978            26,175
   Net realized loss on foreign currency transactions                      (8)              (18)
   Net realized gain (loss) on options                                (39,749)           16,264
   Net realized gain (loss) on futures transactions                       498              (461)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                      55,834           (63,915)
      Foreign currency translations                                        (2)               (6)
      Options                                                           3,987            (2,783)
      Futures contracts                                                   (62)               51
                                                                    ---------------------------
      Increase (decrease) in net assets resulting
         from operations                                               39,161           (17,044)
                                                                    ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                               (9,300)           (8,000)
   Net realized gains                                                 (11,479)                -
                                                                    ---------------------------
      Distributions to shareholders                                   (20,779)           (8,000)
                                                                    ---------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                           32,050           102,575
   Reinvested dividends                                                20,779             8,000
   Cost of shares redeemed                                           (131,968)         (118,961)
                                                                    ---------------------------
      Decrease in net assets from capital share transactions          (79,139)           (8,386)
                                                                    ---------------------------
   Net decrease in net assets                                         (60,757)          (33,430)
NET ASSETS
   Beginning of year                                                  441,645           475,075
                                                                    ---------------------------
   End of year                                                      $ 380,888         $ 441,645
                                                                    ===========================
Accumulated undistributed net investment income:
   End of year                                                      $     298         $   1,837
                                                                    ===========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                          3,208            10,134
   Shares issued for dividends reinvested                               2,083               841
   Shares redeemed                                                    (13,194)          (11,913)
                                                                    ---------------------------
      Decrease in shares outstanding                                   (7,903)             (938)
                                                                    ===========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  43

================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2012

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this annual report pertains only to the USAA Global Opportunities Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek an average annual return that is greater than the 1-year U.S. Treasury Bond, before fees and expenses, over a full market cycle, while seeking to limit the Fund's exposure to large negative returns. The Fund is not offered for sale directly to the general public and is available currently for investment through a USAA managed account program or other persons or legal entities that the Fund may approve from time to time.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

   The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

44  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

   The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

   The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

   2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

      the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

   3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

   4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

   6. Repurchase agreements are valued at cost, which approximates market value.

================================================================================

46  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

   7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

   8. Options are valued by a pricing service at the National Best Bid/Offer
      (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

   9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

      Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

   valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain common stocks and preferred securities and certain bonds, which are valued based on methods discussed in Note 1A5.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

================================================================================

48  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

   FUTURES CONTRACTS -- The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange-rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

   OPTION TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

   Premiums paid for purchased options are included in the Fund's statement of assets and liabilities as an investment. If a purchased option expires unexercised, the premium paid is recognized as a

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

   realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

   Premiums received from writing options are included in the Fund's statement of assets and liabilities as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

   In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the Fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined

================================================================================

50  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

   by the exercise price, the settlement value, and the premium amount paid or received.

   FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF DECEMBER 31, 2012*
   (IN THOUSANDS)

                                       ASSET DERIVATIVES               LIABILITY DERIVATIVES
------------------------------------------------------------------------------------------------
                               STATEMENT OF                         STATEMENT OF
                               ASSETS AND                           ASSETS AND
DERIVATIVES NOT ACCOUNTED      LIABILITIES                          LIABILITIES
FOR AS HEDGING INSTRUMENTS     LOCATION               FAIR VALUE    LOCATION          FAIR VALUE
------------------------------------------------------------------------------------------------
Equity contracts               Purchased options       $1,430       Written options;    $99**
                                                                    Net unrealized
                                                                    depreciation of
                                                                    futures
                                                                    contracts
------------------------------------------------------------------------------------------------

    *For open derivative instruments as of December 31, 2012, see the portfolio of investments, which also is indicative of activity for the year ended December 31, 2012.

   **Includes cumulative appreciation (depreciation) of futures contracts as reported on the portfolio of investments. Only current day's variation margin is reported within the statement of assets and liabilities.

   THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2012 (IN THOUSANDS)

                                                                            CHANGE IN
                                                                            UNREALIZED
                                                                            APPRECIATION
DERIVATIVES NOT ACCOUNTED    STATEMENT OF                  REALIZED LOSS    (DEPRECIATION)
FOR AS HEDGING INSTRUMENTS   OPERATIONS LOCATION           ON DERIVATIVES   ON DERIVATIVES
------------------------------------------------------------------------------------------
Equity contracts             Net realized gain (loss)        $(39,251)          $3,925
                             on options and futures
                             transactions/Change in net
                             unrealized appreciation/
                             depreciation of options
                             and futures contracts
------------------------------------------------------------------------------------------

D. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

E. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

   1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

   2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

   The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified

================================================================================

52  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

   from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

H. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. Effective January 1, 2013, the Fund's custodian will suspend the bank credit arrangement. For the year ended December 31, 2012, custodian and other bank credits reduced the Fund's expenses by less than $500. For the year ended December 31, 2012, the Fund did not receive any brokerage commission recapture credits.

I. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

   indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2012, the Funds were assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the year ended December 31, 2012, the Fund paid CAPCO facility fees of $3,000, which represents 0.7% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the year ended December 31, 2012.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in

================================================================================

54  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for foreign currency, passive foreign investment corporations, and distributions adjustments resulted in reclassifications to the statement of assets and liabilities to increase accumulated undistributed net investment income and accumulated net realized loss on investments by $76,000. These reclassifications had no effect on net assets.

The tax character of distributions paid during the years ended December 31, 2012, and 2011, was as follows:

                                          2012                      2011
                                      -------------------------------------
Ordinary income*                      $ 9,300,000                $8,000,000
Long-term capital gain                 11,479,000                         -

*Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

As of December 31, 2012, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                    $    365,000
Accumulated capital and other losses                              (27,794,000)
Unrealized appreciation of investments                             42,728,000
Unrealized appreciation on foreign currency translations                1,000

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales and the mark-to-market adjustments.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), a fund is permitted to carry forward net capital losses indefinitely.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

Additionally, such capital losses that are carried forward will retain their character as short-term and or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At December 31, 2012, the Fund had no pre-enactment capital loss carryforwards and post-enactment capital loss carryforwards of $24,886,000, for federal income tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended December 31, 2012, the fund deferred to January 1, 2013, post-October capital losses of $2,908,000. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expired.

For the year ended December 31, 2012, the Fund did not incur any income tax, interest, or penalties and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended December 31, 2012, were $430,125,000 and $551,527,000, respectively.

As of December 31, 2012, the cost of securities, including short-term securities, for federal income tax purposes, was $337,934,000.

Gross unrealized appreciation and depreciation of investments as of December 31, 2012, for federal income tax purposes, were $47,177,000 and $4,449,000, respectively, resulting in net unrealized appreciation of $42,728,000.

================================================================================

56  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

For the year ended December 31, 2012, transactions in written call and put options* were as follows:

                                                                        PREMIUMS
                                                 NUMBER OF              RECEIVED
                                                 CONTRACTS               (000's)
                                                 -------------------------------
Outstanding at December 31, 2011                    12,400               $ 3,296
Options written                                    492,150                53,637
Options terminated in closing
  purchase transactions                           (493,350)              (56,158)
Options expired                                    (11,000)                 (688)
                                                 -------------------------------
Outstanding at December 31, 2012                       200               $    87
                                                 ===============================

*Refer to Note 1C for a discussion of derivative instruments and how they are accounted for in the Fund's financial statements.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Board. The Manager also is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.60% of the Fund's average net assets for the fiscal year. For the year ended December 31, 2012, the Fund incurred total management fees, paid or payable to the Manager, of $2,485,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

B. SUBADVISORY ARRANGEMENT(S) -- The Manager has entered into investment subadvisory agreements with Quantitative Management Associates LLC (QMA) and QS Investors, LLC (QS), under which each subadviser provides day-to-day discretionary management of certain of the Fund's assets in accordance with the Fund's investment objectives, policies, and restrictions, subject to the general supervision of the Board and the Manager.

   The Manager (not the Fund) pays QMA a subadvisory fee in the annual amount of 0.25% of the portion of the Fund's average net assets that QMA manages. For the year ended December 31, 2012, the Manager incurred subadvisory fees, paid or payable to QMA, of $86,000.

   The Manager (not the Fund) pays QS a subadvisory fee in an annual amount of 0.15% of the portion of the Fund's average net assets that QS manages. For the year ended December 31, 2012, the Manager incurred subadvisory fees, paid or payable to QS, of $270,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.05% of the Fund's average net assets for the fiscal year. For the year ended December 31, 2012, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $207,000.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended December 31, 2012, the Fund reimbursed the Manager $13,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. The Fund's transfer agent's

================================================================================

58  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

   fees are accrued daily and paid monthly at an annualized rate of 0.05% of the Fund's average net assets for the fiscal year. For the year ended December 31, 2012, the Fund incurred transfer agent's fees, paid or payable to SAS, of $207,000.

E. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                          PERIOD ENDED
                                        YEAR ENDED DECEMBER 31,                           DECEMBER 31,
                               -----------------------------------------------------------------------
                                   2012           2011          2010           2009          2008***
                               -----------------------------------------------------------------------
Net asset value at
  beginning of period          $   9.57       $  10.09      $   9.94       $   8.61       $ 10.00
                               ------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income             .22            .17           .13            .09           .07(a)
  Net realized and
    unrealized gain (loss)          .73           (.51)          .11           1.52         (1.39)(a),(b)
                               ------------------------------------------------------------------
Total from investment
  operations                        .95           (.34)          .24           1.61         (1.32)(a)
                               ------------------------------------------------------------------
Less distributions from:
  Net investment income            (.25)          (.18)         (.09)          (.06)         (.07)
  Realized capital gains           (.31)             -             -           (.22)            -
                               ------------------------------------------------------------------
Total distributions                (.56)          (.18)         (.09)          (.28)         (.07)
                               ------------------------------------------------------------------
Net asset value at
  end of period                $   9.96       $   9.57      $  10.09       $   9.94       $  8.61
                               ==================================================================
Total return (%)*                 10.02          (3.40)         2.37          18.76        (13.18)(b)
Net assets at end of
  period (000)                 $380,888       $441,645      $475,075       $318,074       $73,563
Ratios to average
  net assets:**
  Expenses (%)(c)                   .80(e)         .79           .80            .94          1.00(d)
  Expenses, excluding
    reimbursements (%)(c)           .80            .79           .80            .94          1.12(d)
  Net investment income (%)        1.86           1.61          1.46           1.63          1.73(d)
Portfolio turnover (%)              106            144           156            107            60

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended December 31, 2012, average net assets were $413,877,000. *** Fund commenced operations on July 31, 2008.
(a) Calculated using average shares.
(b) During the year ended December 31, 2008, the Manager reimbursed the Fund $30,000 for a loss incurred from the sale of a security that exceeded the amount allowed to be held of that type of security under the Fund's investment restrictions. The effect of this reimbursement on the Fund's net realized loss per share and total return was less than $0.01/0.01%.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) Prior to May 1, 2012, the Manager had voluntarily agreed to limit the annual expenses of the Fund to 1.00% of the Fund's average net assets.

================================================================================

60  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

EXPENSE EXAMPLE

December 31, 2012 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2012, through December 31, 2012.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this

================================================================================

                                                           EXPENSE EXAMPLE |  61

================================================================================

information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                          EXPENSES PAID
                                     BEGINNING          ENDING            DURING PERIOD*
                                   ACCOUNT VALUE     ACCOUNT VALUE        JULY 1, 2012 -
                                    JULY 1, 2012   DECEMBER 31, 2012    DECEMBER 31, 2012
                                   ------------------------------------------------------
Actual                              $1,000.00          $1,073.30              $4.17

Hypothetical
  (5% return before expenses)        1,000.00           1,021.11               4.06

* Expenses are equal to the Fund's annualized expense ratio of 0.80%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 7.33% for the six-month period of July 1, 2012, through December 31, 2012.

================================================================================

62  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees (the Board) of the Trust consists of five Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Asset Management Company (AMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Independent Trustee reaches age 72 or an Interested Trustee reaches age 65. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of the USAA family of funds consisting of one registered investment company offering 50 individual funds. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  63

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

DANIEL S. McNAMARA(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: December 1966
Year of Election or Appointment: 2009

President and Director of AMCO (01/12-present); President and Director, USAA Investment Management Company (IMCO) and USAA Shareholder Account Services (SAS) (10/09-present); Senior Vice President of USAA Financial Planning Services Insurance Agency, Inc. (FPS) (04/11-present); President and Director of USAA Financial Advisors, Inc. (FAI) and FPS (10/09-04/11); President, Banc of America Investment Advisors (9/07-9/09); Managing Director Planning and Financial Products Group, Bank of America (09/01-09/09). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

ROBERT L. MASON, PH.D.(2, 3, 4, 5, 6)
Trustee and Chairman
Born: July 1946
Year of Election or Appointment: 1997(+)

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 15 years' experience as a Board member of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

64  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Academic Director, El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (7/01-present). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over four years' experience as a Board member of the USAA family of funds. Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 12 years' experience as a Board member of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  65

================================================================================

PAUL L. MCNAMARA(3, 4, 5, 6)
Trustee
Born: July 1948
Year of Election or Appointment: 2012

Director, Cantor Opportunistic Alternatives Fund, LLC (3/10-present), which is a closed-end fund of funds managed by Cantor Fitzgerald Investment Advisors L.P. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member on 9/30/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director. Mr. McNamara holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Paul L. McNamara is no relation to Daniel S. McNamara.

  (1) Indicates the Trustee is an employee of AMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
  (2)  Member of Executive Committee
  (3)  Member of Audit Committee
  (4)  Member of Pricing and Investment Committee
  (5)  Member of Corporate Governance Committee
  (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
  (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.
  (+)  Mr. Mason was elected as Chair of the Board in January 2012.

================================================================================

66  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-12/11); Vice President, Fixed Income Investments, IMCO (02/04-2/10). Mr. Freund also serves as a director of SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, AMCO (01/12-present); Vice President, Equity Investments, IMCO (02/09-01/12); Managing Director, AIG Investments, (12/03-01/09).

ADYM W. RYGMYR
Secretary
Born: February 1969
Year of Appointment: 2012

Director, USAA IMCO (08/12-present); Vice President, Financial Advice & Solutions Group General Counsel, USAA (03/12-present); Managing Director and General Counsel, TIAA-CREF (04/04-03/12). Mr. Rygmyr also holds the officer positions of Vice President and Secretary, IMCO, AMCO, and SAS.

JAMES G. WHETZEL
Assistant Secretary
Born: February 1978
Year of Appointment: 2010

Executive Director Securities Attorney, Financial Advice & Solutions Group General Counsel, USAA (10/12-present); Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-10/12); Reed Smith, LLP, Associate (08/05-11/08). Mr. Whetzel also serves as Assistant Secretary of AMCO and SAS.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  67

================================================================================

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, AMCO, FAI, FPS, SAS and USAA Life (2/09-present); Vice President, Senior Financial Officer, USAA (2/07-present).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Investments Compliance, USAA (03/12-present); Assistant Vice President, Mutual Funds Compliance, USAA (09/04-02/12).

  (1) Indicates those Officers who are employees of AMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

68  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments,"
AT USAA.COM                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
        (8722)                       "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>>  SAVE PAPER AND FUND COSTS
    Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
    Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
         USAA      WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================
    88394-0213                               (C)2013, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 27, 2012, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 50 funds in all. Only 12 funds of the Registrant have a fiscal year-end of December 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended December 31, 2012 and 2011 were $360,045 and $348,949, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended December 31, 2012 and 2011 were $65,860 and $64,378, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise tax calculations for fiscal years ended December 31, 2012 and 2011.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended December 31, 2012 and 2011.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, USAA Asset Management Company (AMCO), and the Funds' transfer agent, SAS, for December 31, 2012 and 2011 were $387,250 and $378,534, respectively.

(h) Ernst & Young LLP provided non-audit services to AMCO in 2012 and 2011 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to AMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and AMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for AMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on AMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and AMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and AMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and AMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, AMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and AMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other AMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, AMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee: August 31,
2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

Approved and adopted by the Investment Code of Ethics Committee: August 22,
2011.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2011.


Approved and adopted by the Investment Code of Ethics Committee: September 4, 2012.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 27, 2012.

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.


                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended December 31, 2012

By:*     /s/ Adym Rygmyr
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     02/26/2013
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ Daniel S. McNamara
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     02/27/2013
         ------------------------------


By:*     /s/ Roberto Galindo, Jr.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     02/26/2013
         ------------------------------
*Print the name and title of each signing officer under his or her signature.